SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S SUMMARY PROSPECTUSES

DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI® International Fund
DWS CROCI® U.S. Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS European Equity Fund
DWS Fixed Income Opportunities Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Health and Wellness Fund
DWS High Conviction Global Bond Fund
DWS High Income Fund
DWS Intermediate Tax-Free Fund
DWS International Growth Fund
DWS Large Cap Focus Growth Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Mid Cap Value Fund
DWS Money Market Prime Series
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Global Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
DWS Multisector Income Fund
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF MLP & Energy Infrastructure Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Science and Technology Fund
DWS Short Duration Fund
DWS Short Duration High Income Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
DWS Tax-Exempt Portfolio
DWS Total Return Bond Fund
DWS Treasury Portfolio
DWS World Dividend Fund
The following changes are effective on or about February 11, 2019:
The following disclosure is added to the first paragraph under the “Fees and Expenses of the Fund” section of each fund’s summary prospectus.
You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.
The following disclosure is added to the paragraph under the table in the “MINIMUM INITIAL INVESTMENT” sub-heading of the “PURCHASE AND SALE OF FUND SHARES” section of each fund’s summary prospectus.
Certain intermediaries that offer Class S shares in their brokerage platforms may be eligible for an investment minimum waiver.
The following information replaces the last sentence under the “TO PLACE ORDERS” sub-heading of the “PURCHASE AND SALE OF FUND SHARES” section of each fund’s summary prospectus.
Class S shares are only available to a limited group of investors as well as through firms with brokerage platforms that can offer the shares on an agency basis.
Please Retain This Supplement for Future Reference
December 6, 2018
PROSTKR-1096